Provision for legal proceedings and judicial deposits - Additional Information (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Provision for legal proceedings	R$ 1,354,171,000	R$ 1,363,168,000	R$ 1,348,157,000
Non homologation of compensations [member]
Disclosure of other provisions [line items]
Federal income taxes isolated fine rate	50.00%
PIS and COFINS [member]
Disclosure of other provisions [line items]
Isolated fine rate of acquired assets	50.00%
Rumo S.A. [member]
Disclosure of other provisions [line items]
Isolated fine rate of acquired assets	75.00%
Social security contributions	20.00%
Collective moral damages	R$ 15,000,000
Legal proceedings provision [member]
Disclosure of other provisions [line items]
New provisions, other provisions	53,109,000
Legal proceedings provision, tax [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	589,180,000	534,131,000	501,247,000
Legal proceedings provision, tax [member] | Compensation with FINSOCIAL [Member]
Disclosure of other provisions [line items]
Provision for legal proceedings	293,291,000	286,929,000
Legal proceedings provision, tax [member] | State VAT - ICMS credits [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	97,534,000	72,941,000
Civil, environmental and regulatory [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	332,527,000	362,725,000
Judicial deposit	220,933,000	199,526
Legal proceedings provision, labor [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	432,464,000	466,312,000	R$ 471,349,000
Judicial deposit	R$ 245,818,000	R$ 218,797,000